Expense Example - Simplify Tara India Opportunities ETF - Simplify Tara India Opportunities ETF [Default Label]	May 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	$ 1,244